Condensed Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2022 shares
Statement of Cash Flows [Abstract]
Issuance of shares	21,000
Stock Issued During Period, Shares, New Issues	564,255